Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,449,000.00
Previously Paid Amount	0.00
Total Fee Amount	338.21
Total Offset Amount	0.00
Net Fee	338.21
Narrative - Max Aggregate Offering Price	$ 2,449,000.00
Final Prospectus	true